Note 15 - Contingency	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
NOTE
1
5
– CONTINGENCY

In connection with the distribution by Creative of CEN’s common stock on
February
29,
2016
and the Form
10
registration statement filed by CEN to register its shares of common stock under the Exchange Act, CEN received comments by the Staff of the Securities and Exchange Commission, including a letter dated
May 4, 2016
in which the Staff noted that they “…continue to question the absence of Securities Act registration of the spin-off distribution”. In the event that the distribution of shares of CEN’s common stock was a distribution that required registration under the Securities Act, then the Company could be subject to enforcement action by the SEC that claims a violation of Section
5
of the Securities Act and could be subject to a private right of action for rescission or damages. Based on management’s estimate, any potential liability related to this matter would not
be material.

NOTE
2
0
– CONTINGENCY

In connection with the distribution by Creative of CEN’s common stock on
February
29,
2016
and the Form
10
registration statement filed by CEN to register its shares of common stock under the Exchange Act, CEN received comments by the Staff of the Securities and Exchange Commission, including a letter dated
May 4, 2016
in which the Staff noted that they “…continue to question the absence of Securities Act registration of the spin-off distribution”. In the event that the distribution of shares of CEN’s common stock was a distribution that required registration under the Securities Act, then the Company could be subject to enforcement action by the SEC that claims a violation of Section
5
of the Securities Act and could be subject to a private right of action for rescission or damages. Based on management’s estimate, any potential liability related to this matter would not
be material.